Note 6 - Capital Stock - Options Outstanding Exercise Price Range (Details)		Aug. 31, 2018 CAD ($)	Aug. 31, 2017	Aug. 31, 2016
Statement Line Items [Line Items]
Exercise price		$ 0.41
Number of options outstanding		7,432,000	3,750,000
Number of options exercisable		2,444,000
Remaining contractual life	[1]	8.11
Range 1 [Member]
Statement Line Items [Line Items]
Exercise price		$ 0.35
Number of options outstanding		100,000
Number of options exercisable
Remaining contractual life	[1]	9.34
Range 2 [Member]
Statement Line Items [Line Items]
Exercise price		$ 0.40
Number of options outstanding		3,750,000
Number of options exercisable		1,250,000
Remaining contractual life	[1]	8.08
Range 3 [Member]
Statement Line Items [Line Items]
Exercise price		$ 0.43
Number of options outstanding		3,582,000
Number of options exercisable		1,194,000
Remaining contractual life	[1]	8.12

[1]	Total represents weighted average.